CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES	$ 357,565	$ 206,107	$ 156,361
COST OF REVENUES	53,592	30,849	20,238
GROSS PROFIT	303,973	175,258	136,123
OPERATING EXPENSES:
Research and development	9,532	9,467	5,699
Sales and marketing	119,353	86,532	66,848
General and administrative	8,411	6,418	3,958
Other income	(800)
TOTAL OPERATING EXPENSES	136,496	102,417	76,505
INCOME FROM OPERATIONS	167,477	72,841	59,618
Finance income, net	525	3,291	2,423
INCOME BEFORE TAXES	168,002	76,132	62,041
INCOME TAXES	2,928	1,107	883
NET INCOME	165,074	75,025	61,158
Add: Loss (net income) attributable to non-controlling interests	(103)	5	(13)
NET INCOME ATTRIBUTABLE TO INMODE LTD	$ 164,971	$ 75,030	$ 61,145
NET INCOME PER SHARE:
Basic	$ 2.03	$ 1.04	$ 1.04
Diluted	$ 1.92	$ 0.89	$ 0.80
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF NET INCOME PER SHARE
Basic	81,444,938	72,114,364	58,462,952
Diluted	86,017,203	84,184,598	76,117,250